Net Finance Costs - Summary of Net Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Interest expense using the effective interest rate method:
Interest on bank loans, overdrafts and all other borrowings	$ 491	$ 607	$ 1,093
Interest capitalised at 2.90% (2021: 2.83%; 2020: 4.14%)	(113)	(204)	(265)
Interest on lease liabilities	119	102	82
Discounting on provisions and other liabilities	645	353	343
Other gains and losses:
Fair value change on hedged loans	(1,286)	(779)	721
Fair value change on hedging derivatives	1,277	704	(788)
Loss on bond repurchase		395
Exchange variations on net debt	(99)	99	(18)
Other	16	13	24
Total financial expenses	1,050	1,290	1,192
Financial income
Interest income	(81)	(67)	(334)
Net finance costs	$ 969	$ 1,223	$ 858